Note 6 - Disclosures to the Statement of Income and Loss - Temporary Differences for which No Deferred Tax Assets Recognized (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	€ 2,431	€ 48,241
Potential tax benefit at a total tax rate of 32,98%	802	15,910
Property, plant and equipment [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized		39,451
Advances payments received from customers [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized		4,215
Lease liabilites [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	771	2,144
Prepaid expenses [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	0	2,038
Current provisions [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized
Current other liabilities [member]
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized	1,659	393
Other non-financial assets [member][
Statement Line Items [Line Items]
Temporary differences for which no deferred tax assets is recognized